              As filed with the Securities and Exchange Commission
                              on November 20, 2000

                     REGISTRATION NOS. 33-12608 AND 811-5059

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /X/

         Pre-Effective Amendment No.
         Post-Effective Amendment No. 32                                    /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT                                 /X/
  COMPANY ACT OF 1940
         Amendment No. 33                                                   /X/
                                 HIGHMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            OAKS, PENNSYLVANIA 19456
                    (Address of principal executive offices)
                                 (800) 433-6884
              (Registrant's telephone number, including area code)

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                            Martin E. Lybecker, Esq.
                                  Ropes & Gray
                               One Franklin Square
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box) / / immediately upon filing pursuant to paragraph (b)
/X/ on November 30, 2000 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(i)
/ / on [date] pursuant to paragraph (a)(i)
/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on [date] pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/X/ this post-effective amendment designates a new effective date for post-effective amendment No. 30 filed on September 22, 2000.

EXPLANATORY NOTE

This Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-12608 and 811-5059) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 30, which was filed on September 22, 2000, until November 30, 2000. Accordingly, Post-Effective Amendment No. 30 is incorporated in its entirety into this filing

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 20th day of November, 2000.

                                          HighMark Funds

                                          By:      */S/ MARK E. NAGLE
                                                   Mark E. Nagle
                                                   President and
                                                   Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32 has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                        CAPACITY                   DATE

*/S/ MARK E. NAGLE               President and              November 20, 2000
 -----------------
Mark E. Nagle                    Chief Executive Officer

*/S/ROBERT DELLACROCE            Comptroller and Chief      November 20, 2000
 --------------------
Robert DellaCroce                Financial Officer

*/S/THOMAS L. BRAJE              Trustee                    November 20, 2000
Thomas L. Braje

*/S/DAVID A. GOLDFARB            Trustee                    November 20, 2000
David A. Goldfarb

*/S/JOSEPH C. JAEGER             Trustee                    November 20, 2000
Joseph C. Jaeger

*/S/FREDERICK J. LONG            Trustee                    November 20, 2000
Frederick J. Long

*/S/MICHAEL L. NOEL              Trustee                    November 20, 2000
Michael L. Noel

*/S/ROBERT M. WHITLER            Trustee                    November 20, 2000
Robert M. Whitler

*By:     *ALAN G. PRIEST
         Alan G. Priest
         Attorney-In-Fact, pursuant to powers of attorney filed herewith.

                                POWER OF ATTORNEY


         The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                         TITLE                     DATE


/S/ MARK E. NAGLE                 President                 October 10, 1998
-----------------
Mark E. Nagle

                                POWER OF ATTORNEY


         The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                         TITLE                     DATE


/S/ ROBERT J. DELLACROCE          Treasurer and             October 10, 1998
------------------------
Robert J. DellaCroce              Chief Financial Officer

                                POWER OF ATTORNEY


         The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                         TITLE                     DATE


/S/ THOMAS L. BRAJE               Trustee
--------------------
Thomas L. Braje

/S/ DAVID A. GOLDFARB             Trustee
----------------------
David A. Goldfarb

/S/ WILLIAM R. HOWELL             Trustee
----------------------
William R. Howell

/S/ JOSEPH C. JAEGER              Trustee
--------------------
Joseph C. Jaeger

/S/ FREDERICK J. LONG             Trustee
---------------------
Frederick J. Long

/S/ PAUL L. SMITH                 Trustee
------------------
Paul L. Smith

                                POWER OF ATTORNEY


         The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                         TITLE                     DATE


/S/ MICHAEL L. NOEL               Trustee                   September 9, 1999
-------------------
Michael L. Noel

                                POWER OF ATTORNEY


         The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                         TITLE                     DATE


/S/ ROBERT M. WHITLER             Trustee                   September 9, 1999
---------------------
Robert M. Whitler